Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 7,217,354	$ 4,137,050	$ 4,162,596
Credit card holdback receivable	99,643	140,789	172,169
Accounts receivable, net of allowance for doubtful accounts of $37,821 and $42,006, respectively	326,290	479,148	958,695
Prepaid expense and other current assets	503,154	228,296	1,047,483
Total current assets	8,146,441	4,985,283	6,340,943
Property and equipment, net	579,519	622,712	793,305
Goodwill	13,086,472	13,086,472	14,304,667
Intangible assets, net	2,656,879	3,920,443	5,605,193
Digital tokens	832,892
Other receivables		52,267	82,435
Other assets	115,861	97,270	397,608
Total assets	25,418,064	22,764,447	27,524,151
Current liabilities:
Accounts payable	2,224,486	2,374,253	1,665,831
Accrued expenses and other current liabilities	771,145	405,646	472,406
Deferred subscription revenue	2,173,290	2,553,826	2,828,827
Deferred technology service revenue	4,827,765
Total current liabilities	9,996,686	5,333,725	4,967,064
Deferred rent, net of current portion			261,286
Deferred tax liability			1,452,339
Total liabilities	9,996,686	5,333,725	6,680,689
Commitments and Contingencies
Stockholders' equity:
Common stock, $0.001 par value, 25,000,000 shares authorized; and 6,888,679 shares and 6,881,794 shares issued and outstanding as of September 30, 2018 and December 31, 2017, respectively	6,889	6,882	6,715
Additional paid-in capital	19,580,800	18,346,914	15,865,568
(Accumulated deficit) retained earnings	(4,166,311)	(923,074)	4,971,179
Total stockholders' equity	15,421,378	17,430,722	20,843,462
Total liabilities and stockholders' equity	$ 25,418,064	$ 22,764,447	$ 27,524,151